Equity and Other Equity Items - Disclosure of Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	¥ 29,264,213	¥ 27,154,820	¥ 24,288,329
Other comprehensive income, net of tax	2,117,103	827,713	1,143,129
Ending balance	35,239,338	29,264,213	27,154,820
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	933,702	1,134,671	1,295,351
Other comprehensive income, net of tax	716,048	(105,435)	(103,131)
Reclassification to retained earnings	(341,709)	(94,233)	(59,110)
Other comprehensive income for the period attributable to non-controlling interests	(7,186)	(1,300)	1,561
Ending balance	1,300,855	933,702	1,134,671
Remeasurements of defined benefit plans [Member]
Disclosure of detailed information about other components of equity [Line items]
Other comprehensive income, net of tax	56,434	82,020	151,243
Reclassification to retained earnings	(45,625)	(72,598)	(149,602)
Other comprehensive income for the period attributable to non-controlling interests	(10,809)	(9,422)	(1,640)
Exchange differences on translating foreign operations [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	1,902,493	1,068,583	12,375
Other comprehensive income, net of tax	1,344,621	851,129	1,095,017
Other comprehensive income for the period attributable to non-controlling interests	(44,213)	(17,219)	(38,810)
Ending balance	3,202,901	1,902,493	1,068,583
Total other components of equity [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	2,836,195	2,203,254	1,307,726
Other comprehensive income, net of tax	2,117,103	827,713	1,143,129
Reclassification to retained earnings	(387,334)	(166,831)	(208,712)
Other comprehensive income for the period attributable to non-controlling interests	(62,208)	(27,941)	(38,889)
Ending balance	¥ 4,503,756	¥ 2,836,195	¥ 2,203,254